Consolidated condensed cash flows statements - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Consolidated cash flows statements [Abstract]
Profit/(loss) for the period	$ (6,446)	$ 58,167
Financial expense and non-monetary adjustments	609,429	536,579
Profit/(loss) for the period adjusted by non-monetary items	602,983	594,746
Changes in working capital	47,987	(128,926)
Net interest and income tax paid	(209,030)	(162,578)
Net cash provided by operating activities	441,940	303,242
Acquisitions of subsidiaries and entities under the equity method	(337,539)	8,943
Investment in contracted concessional assets	(10,348)	3,819
Distributions from entities under the equity method	24,615	20,140
Other non-current assets/liabilities	375	(14,387)
Net cash (used in)/provided by investing activities	(322,897)	18,515
Proceeds from Project debt	11,149	603,948
Proceeds from Corporate debt	409,023	673,648
Repayment of Project debt	(256,170)	(470,700)
Repayment of Corporate debt	(361,154)	(488,866)
Dividends paid to Company's shareholders	(141,968)	(125,986)
Dividends paid to non-controlling interests	(23,327)	(20,994)
Purchase of Liberty's equity interests in Solana	0	(266,849)
Capital increase	154,482	0
Net cash provided by/(used in) financing activities	(207,965)	(95,799)
Net increase/ (decrease) in cash and cash equivalents	(88,922)	225,958
Cash and cash equivalents at beginning of the period	868,501	562,795
Translation differences in cash or cash equivalent	(16,034)	142
Cash and cash equivalents at end of the period	$ 763,545	$ 788,895